Earnings/loss (-) per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income/loss (-) per share: Basic
Net profit attributable to owners of the parent (Euro, in thousands)	€ 320,884	€ 74,082	€ 211,697
Weighted average number of shares - Basic	65,897	65,897	65,884
Basic earnings per share (in EUR per share)	€ 4.87	€ 1.12	€ 3.21
Income/loss per share: Diluted
Net profit attributable to owners of the parent (Euro, in thousands)	€ 320,884	€ 74,082	€ 211,697
Weighted average number of shares for the purpose of diluted earnings/loss (-) per share	65,897	65,897	65,884
Number of dilutive potential ordinary shares	4	45	49
Diluted earnings per share (in EUR per share).	€ 4.87	€ 1.12	€ 3.21